Summary of Significant Accounting Policies (Details) - Schedule of allowance for uncollectible receivables - USD ($)	Jul. 31, 2022	Jul. 31, 2021
Allowance for Uncollectible Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) - Schedule of allowance for uncollectible receivables [Line Items]
Beginning balance	$ 318,000	$ 82,000
Charge-offs
Reserve adjustments	75,000	236,000
Ending Balance	393,000	318,000
Bad Debt Expense [Member]
Summary of Significant Accounting Policies (Details) - Schedule of allowance for uncollectible receivables [Line Items]
Beginning balance
Charge-offs	277,920
Reserve adjustments	75,000	236,000
Ending Balance	$ 352,920	$ 236,000